Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other Assets
Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Advance payments to Carl Zeiss SMT GmbH	215.2	265.8
Prepaid expenses	372.5	278.7
Derivative financial instruments [1]	34.5	39.0
VAT receivable	89.5	125.6
Other assets	131.1	92.6
Other current assets	842.8	801.7

Advance payments to Carl Zeiss SMT GmbH	585.3	668.0
Prepaid expenses	—	55.2
Derivative financial instruments [1]	103.0	123.8
Compensation plan assets	55.1	67.0
Non-current accounts receivable	67.8	22.6
Other assets	19.2	14.9
Other non-current assets	830.4	951.5
1.For further details on derivative financial instruments see Note 25 Financial risk management.